Aug. 31, 2024
BNY Mellon Corporate Bond Fund | BNY Mellon Corporate Bond Fund
Investment Objective
The fund seeks total return (consisting of capital appreciation and current income).
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class M	Investor
Investment advisory fees	.40	.40
Other expenses:
Shareholder services fees	none	.25
Administration fees	.14	.14
Miscellaneous other expenses	.06	.06
Total other expenses	.20	.45
Total annual fund operating expenses	.60	.85

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M	$61	$192	$335	$750
Investor	$87	$271	$471	$1,049

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24.27% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in corporate bonds. The fund's portfolio manager uses a disciplined process to select bonds and manage risk. The process includes computer modeling and scenario testing of possible changes in market conditions. The fund's portfolio manager will use other techniques in an attempt to manage market risk and duration.

The fund's portfolio manager actively manages the fund's bond market and maturity exposure and credit profile. The fund normally invests at least 80% of its net assets in bonds rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser), with at least 65% of such investment grade bonds issued by corporations or the U.S. government or its agencies. Generally, the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual bonds of any duration. There are no restrictions on the dollar-weighted average maturity of the fund's portfolio or on the maturities of the individual bonds the fund may purchase. A bond's maturity is the length of time until the principal must be fully repaid with interest. Dollar-weighted average maturity is an average of the stated maturities of the securities held by the fund, based on their dollar-weighted proportions in the fund. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

In selecting corporate bonds for investment, the fund's portfolio manager analyzes fundamental metrics, including the issuer's cash flow, leverage and operating margins, as well as its business strategy and operating performance, and macro economic factors.

The fund typically sells a security when the fund's portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance, the Bloomberg U.S. Intermediate Credit Index and the Bloomberg U.S. Credit Index.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%) Class M

Year-by-Year Total Returns as of 12/31 each year (%) Class M
During the periods shown in the chart: Best Quarter Q2, 2020: 8.88% Worst Quarter Q1, 2022: -5.96%

During the periods shown in the chart: Best Quarter Q2, 2020: 8.88% Worst Quarter Q1, 2022: -5.96%
The year-to-date total return of the fund's Class M shares as of September 30, 2024 was 6.55%.
Average Annual Total Returns as of 12/31/23

Average Annual Total Returns as of 12/31/23
Class	1 Year	5 Years	10 Years
Class M returns before taxes	9.13%	3.29%	3.24%
Class M returns after taxes on distributions	7.38%	1.75%	1.70%
Class M returns after taxes on distributions and sale of fund shares	5.35%	1.89%	1.81%
Investor returns before taxes	8.87%	3.04%	2.99%
Bloomberg U.S. Aggregate Bond Index reflects no deductions for fees, expenses or taxes	5.53%	1.10%	1.81%
Bloomberg U.S. Intermediate Credit Index reflects no deductions for fees, expenses or taxes	6.94%	2.44%	2.46%
Bloomberg U.S. Credit Index* reflects no deductions for fees, expenses or taxes	8.18%	2.45%	2.83%

* Effective as of August 31, 2024, changes were made to the fund’s performance benchmarks. Performance of the Bloomberg U.S. Credit Index will not be shown in the future.